Long-term Borrowings in relation to the Headquarters Project	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Long-term Borrowings in relation to the Headquarters Project
16.
Long-term Borrowings in relation to the Headquarters Project

In 2023, Shengshi, a subsidiary of the Group entered into a loan agreement with Shanghai Pudong Development Bank for a maximum principal amount of RMB1.27 billion to build the Group’s headquarter project, which were repayable from 2028 to 2043. The bearing interest rate of the long-term borrowings is based on loan prime rate published by the People's Bank of China minus 95 basis points. As of December 31, 2024, the total outstanding balances of the long-term borrowings amounted to US$46.5 million, which will be due beginning from 2028. The long-term borrowings are guaranteed by another subsidiary of the Group, and secured by the land use right with carrying amount of US$161.4 million as of December 31, 2024.

	As of December 31,
	2023	2024
	(in US$ thousands)
Long-term borrowings	$11,027	$46,469

Future principal repayments on the long-term borrowings are as follows:

As of December 31, 2024
(in US$ thousands)

2025	$—
2026	—
2027	—
2028	549
2029	2,930
Thereafter	42,990
Total	$46,469